CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash flow from operating activities
Net income (Loss)	$ (549)	$ 416,180
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income on Trust Account		(1,785,385)
Changes in operating assets and liabilities:
Prepaid expense		170,177
Accounts payable		27,640
Franchise tax payable		25,818
Income tax payable		24,730
Net cash used in operating activities	(549)	(1,120,840)
Cash flow from investing activities
Cash withdrawn from trust account		442,882
Net cash used in investing activities		442,882
Cash flows from financing activities
Proceeds from sale of shares of common stock to initial stockholder	12,500
Offering costs paid	(67,337)
Proceeds from stockholder note	65,000
Net cash provided by financing activities	10,163
Net increase in cash and cash equivalents	9,614	(677,958)
Cash at beginning of period		1,100,031
Cash at end of period	9,614	422,073
Supplemental disclosure of non-cash financing activities:
Deferred offering costs paid by the initial stockholder in exchange for common stock	12,500
Issuance of Representative Shares (see Note 8)	$ 870